SEGMENTED INFORMATION - Significant customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segmented Information
Metal sales	$ 4,239.7	$ 3,455.1
Percentage of total metal sales	62.40%	66.90%
Customers exceeding 10% of annual metal sales
Segmented Information
Metal sales	$ 2,643.9	$ 2,313.0
Customer 1
Segmented Information
Metal sales	594.8	534.9
Customer 2
Segmented Information
Metal sales	593.9	521.8
Customer 3
Segmented Information
Metal sales	545.2	443.4
Customer 4
Segmented Information
Metal sales	457.0	411.6
Customer 5
Segmented Information
Metal sales	453.0	401.3
Fort Knox | Operating segments
Segmented Information
Metal sales	557.9	521.7
Fort Knox | Operating segments | Customer 1
Segmented Information
Metal sales	43.7	41.0
Fort Knox | Operating segments | Customer 2
Segmented Information
Metal sales	100.3	43.5
Fort Knox | Operating segments | Customer 3
Segmented Information
Metal sales	66.9	35.9
Fort Knox | Operating segments | Customer 4
Segmented Information
Metal sales	64.2	95.5
Fort Knox | Operating segments | Customer 5
Segmented Information
Metal sales	39.5	48.7
Round Mountain | Operating segments
Segmented Information
Metal sales	454.4	407.3
Round Mountain | Operating segments | Customer 1
Segmented Information
Metal sales	46.8	108.1
Round Mountain | Operating segments | Customer 2
Segmented Information
Metal sales	66.8	55.5
Round Mountain | Operating segments | Customer 3
Segmented Information
Metal sales	37.3	20.5
Round Mountain | Operating segments | Customer 4
Segmented Information
Metal sales	65.8	17.3
Round Mountain | Operating segments | Customer 5
Segmented Information
Metal sales	60.3	31.0
Bald Mountain | Operating segments
Segmented Information
Metal sales	349.6	386.0
Bald Mountain | Operating segments | Customer 1
Segmented Information
Metal sales	38.6	91.7
Bald Mountain | Operating segments | Customer 2
Segmented Information
Metal sales	80.2	41.8
Bald Mountain | Operating segments | Customer 3
Segmented Information
Metal sales	39.3	30.3
Bald Mountain | Operating segments | Customer 4
Segmented Information
Metal sales	60.2	32.0
Bald Mountain | Operating segments | Customer 5
Segmented Information
Metal sales	14.2	15.8
Paracatu | Operating segments
Segmented Information
Metal sales	1,149.6	1,021.5
Paracatu | Operating segments | Customer 1
Segmented Information
Metal sales	85.9	243.6
Paracatu | Operating segments | Customer 2
Segmented Information
Metal sales	163.2	150.6
Paracatu | Operating segments | Customer 3
Segmented Information
Metal sales	96.6	60.6
Paracatu | Operating segments | Customer 4
Segmented Information
Metal sales	134.5	117.9
Paracatu | Operating segments | Customer 5
Segmented Information
Metal sales	77.4	64.8
Tasiast | Operating segments
Segmented Information
Metal sales	1,200.8	935.0
Tasiast | Operating segments | Customer 1
Segmented Information
Metal sales	353.9
Tasiast | Operating segments | Customer 2
Segmented Information
Metal sales	155.2	211.1
Tasiast | Operating segments | Customer 3
Segmented Information
Metal sales	203.1	293.2
Tasiast | Operating segments | Customer 4
Segmented Information
Metal sales		112.5
Tasiast | Operating segments | Customer 5
Segmented Information
Metal sales	249.5	196.3
La Coipa | Operating segments
Segmented Information
Metal sales	522.6	177.9
La Coipa | Operating segments | Customer 1
Segmented Information
Metal sales	24.8	48.9
La Coipa | Operating segments | Customer 2
Segmented Information
Metal sales	27.7	18.7
La Coipa | Operating segments | Customer 3
Segmented Information
Metal sales	100.9	2.3
La Coipa | Operating segments | Customer 4
Segmented Information
Metal sales	132.0	36.4
La Coipa | Operating segments | Customer 5
Segmented Information
Metal sales	12.1	44.1
Corporate and other
Segmented Information
Metal sales	4.8	5.7
Corporate and other | Operating segments | Customer 1
Segmented Information
Metal sales	1.1	1.6
Corporate and other | Operating segments | Customer 2
Segmented Information
Metal sales	0.5	0.6
Corporate and other | Operating segments | Customer 3
Segmented Information
Metal sales	1.1	0.6
Corporate and other | Operating segments | Customer 4
Segmented Information
Metal sales	$ 0.3
Corporate and other | Operating segments | Customer 5
Segmented Information
Metal sales		$ 0.6